Offerings	Sep. 23, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares issuable pursuant to the POET Technologies Inc. Omnibus Plan
Amount Registered | shares	41,100,146
Proposed Maximum Offering Price per Unit | $ / shares	5.06
Maximum Aggregate Offering Price	$ 207,966,738.76
Fee Rate	0.01531%
Amount of Registration Fee	$ 31,839.71
Offering Note	Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered pursuant to the registration statement to which this exhibit relates also include an additional and indeterminate number of common shares, no par value (“Common Shares”), of POET Technologies Inc. (the “Registrant”) as may become issuable pursuant to the provisions of the POET Technologies Inc. Omnibus Incentive Plan, effective as of June 30, 2023, as amended on June 21, 2024, June 27, 2025 and September 22, 2025 (the “Plan”), after the date hereof as a result of any share dividend, share split, recapitalization or similar change.Estimated for the purpose of calculating the registration fee in accordance with Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the Common Shares reported on the Nasdaq Capital Market on September 17, 2025, which was $5.06 per share.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares issuable pursuant to outstanding options under the POET Technologies Inc. Omnibus Plan
Amount Registered | shares	8,899,854
Proposed Maximum Offering Price per Unit | $ / shares	1.73
Maximum Aggregate Offering Price	$ 15,396,747.42
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,357.24
Offering Note	Pursuant to Rule 416 promulgated under the Securities Act of 1933, as amended (the “Securities Act”), the securities being registered pursuant to the registration statement to which this exhibit relates also include an additional and indeterminate number of common shares, no par value (“Common Shares”), of POET Technologies Inc. (the “Registrant”) as may become issuable pursuant to the provisions of the POET Technologies Inc. Omnibus Incentive Plan, effective as of June 30, 2023, as amended on June 21, 2024, June 27, 2025 and September 22, 2025 (the “Plan”), after the date hereof as a result of any share dividend, share split, recapitalization or similar change.Estimated for the purpose of calculating the registration fee in accordance with Rule 457(h) of the Securities Act, based on the weighted average exercise price of such options (CAD$2.38 per share converted to U.S. dollars at an exchange rate on September 19, 2025 of CAD$1.3788 per U.S. dollar).